Pension and Postretirement Benefits - Multiemployer Pension Plan (Details) - GCIU-Employer Retirement Fund $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employee Plant	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Multiemployer Pension Plan
Number of hourly employees covered by the plan | employee	300
Number of plants with hourly employees covered by plan | Plant	4
Estimated withdrawal liability	$ 6.4	$ 6.4
Annual contributions by the Company	$ 0.4
Number of years employer contributed to the plan	20 years
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.60%
Maximum
Multiemployer Pension Plan
Contributions (as a percent)			5.30%